Investments and interests in other entities (Tables)	12 Months Ended
Dec. 31, 2021
Investments and interests in other entities
Summary of movements in investment and interests in other entities

Reconciliation of carrying amount:

	2021				2020
	INCO	TERA	Bewater	Total	Total
At beginning of the year	—	—	9,654	9,654	48,574
Capital contributions	110,230	15,000	43	125,273	14,170
Acquisition from a minority shareholder	—	—	—	—	18,458
Fair value on investment	—	—	106	106	(16)
Gain of changes in ownership	14,022	—	—	14,022	—
Share of loss of equity-accounted investees	(21,831)	(351)	—	(22,182)	409
Consolidation on the acquisition of control	—	—	—	—	(71,941)
At end of the year	102,421	14,649	9,803	126,873	9,654

Percentage of ownership	26.09%	23.43%	11.03%